Right-Of-Use Asset/Lease Liability (Details) - Schedule of Purpose of the Statements of Cash Flows, the Reconciliation of Liability Arising From Financing Activities	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Purpose of the Statements of Cash Flows, the Reconciliation of Liability Arising From Financing Activities [Abatract]
Cash flows	RM (66,000)	$ (14,363)	RM (66,000)
Accretion of interest	5,916		1,578
At the end of the period	RM (60,084)		RM (64,422)